Disclosure of expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Office expenses	$ 2,409	$ 2,507
Travel	2,118	1,949
Professional fees	2,988	2,806
Insurance, bad debts and governance	1,271	1,208
Operating expenses	$ 8,786	$ 8,470